GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 146,355	$ 64,142	$ 59,433		$ 61,032
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		82,133	4,767
Foreign currency exchange rate changes	578	80	(58)	(516)
Balance at the end of the period	146,933	146,355	64,142	59,433	61,032
Transportation Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	7,269	7,323	7,438		8,210
Foreign currency exchange rate changes	248	(54)	(115)	(772)
Balance at the end of the period	7,517	7,269	7,323	7,438	8,210
Defense Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	20,653	20,084	15,260		16,087
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		435	4,767
Foreign currency exchange rate changes	330	134	57	256
Balance at the end of the period	20,983	20,653	20,084	15,260	16,087
Mission Support Services
Changes in the carrying amount of goodwill
Balance at the beginning of the period		36,735			36,735
Goodwill acquired during the year		81,698
Balance at the end of the period	$ 118,433	$ 118,433		$ 36,735	$ 36,735